Cash, Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents:
Cash	$ 2,423,703	$ 1,814,844
Short-term investments:
Bank time deposits	603,838	1,515,880
Wealth management products, short-term	107,224	166,168
Subtotal	711,062	1,682,048
Total cash, cash equivalents and short-term investments	3,134,765	3,496,892
Interest income	77,280	85,829	$ 85,386
Interest income on Cash, Cash Equivalents and Short term Investments	$ 46,100	$ 52,300	$ 57,400
Maximum maturity period of time deposits and wealth management products	1 year